UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     February 13, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     $ 17,382,806(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER              VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3D SYSTEMS CORP		       COM		88554D205     4700   326410  SH 	SOLE		    243810	  0    82600
ABB LTD ADR		       ADR	        000375204    34534  1833975  SH 	SOLE		   1361975	  0   472000
ALEXION PHARMACEUTICALS INC    COM	        015351109   628431  8789249  SH 	SOLE		   5880829	  0  2908420
ALLERGAN		       COM	        018490102   581407  6626474  SH 	SOLE	 	   4509962	  0  2116512
AMAZON.COM		       COM	        023135106   954886  5516385  SH 	SOLE	           3794046	  0  1722339
ANSYS INC		       COM	        03662Q105    10606   185155  SH 	SOLE  		    138455	  0    46700
APPLE			       COM	        037833100  1305900  3224445  SH 	SOLE		   2207802  	  0  1016643
ARM HOLDINGS PLC - ADR	       ADR	        042068106    15542   561685  SH 	SOLE		    419385	  0   142300
ASML ADR		       ADR	        N07059186   547868 13110020  SH 	SOLE               9039145	  0  4070875
ATHENAHEALTH, INC	       COM	        04685W103    13459   274002  SH 	SOLE		    170520	  0   103482
BIOGEN IDEC, INC.	       COM	        09062X103     2127    19325  SH 	SOLE		       625	  0    18700
BIOMARIN PHARMS		       COM	        09061G101     5894   171450  SH 	SOLE		      5650	  0   165800
C H ROBINSON WORLDWIDE, INC.   COM	        12541W209   261065  3741260  SH 	SOLE		   2525388	  0  1215872
CELGENE			       COM	        151020104     2552    37750  SH 	SOLE		      1250	  0    36500
CERNER CORP		       COM	        156782104     1906    31125  SH 	SOLE		      1025	  0    30100
CHARLES SCHWAB		       COM	        808513105   330743 29373298  SH 	SOLE		  20112767	  0  9260531
CISCO SYSTEMS		       COM	        17275R102      253    14000  SH 	SOLE		      7500	  0     6500
COACH, INC.		       COM	        189754104   355087  5817288  SH 	SOLE		   3953068	  0  1864220
CONCUR TECHNOLOGIES INC	       COM	        206708109     9530   187644  SH 	SOLE		    140460	  0    47184
CREE INC.		       COM	        225447101     5501   249600  SH 	SOLE		    187600	  0    62000
DEXCOM INC		       COM	        252131107     1430   153650  SH 	SOLE		      5050	  0   148600
EDWARDS LIFESCIENCES CORP      COM	        28176E108     2331    32970  SH 	SOLE		      1070	  0    31900
F5 NETWORKS INC		       COM	        315616102   530768  5001582  SH 	SOLE		   3393581	  0  1608001
FLIR SYSTEMS INC	       COM	        302445101     9329   372130  SH 	SOLE		    277930	  0    94200
FMC TECHNOLOGIES	       COM	        30249U101   579262 11090606  SH 	SOLE		   7593045	  0  3497561
GOOGLE			       CL A	        38259P508  1137307  1760809  SH 	SOLE		   1212378	  0   548431
HEARTWARE INTERNATIONAL INC    COM	        422368100     1894    27450  SH 	SOLE		       900	  0    26550
ILLUMINA INC		       COM	        452327109   337001 11056466  SH 	SOLE		   7442211	  0  3614255
INTERCONTINENTAL EXCHANGE      COM	        45865V100   473988  3931881  SH 	SOLE		   2691945	  0  1239936
INTUITIVE SURGICAL	       COM	        46120E602   681074  1470970  SH 	SOLE		   1009475	  0   461495
IPG PHOTONICS CORP	       COM	        44980X109     9052   267260  SH 	SOLE		    199660	  0    67600
ISHARES TR RUSSELL 1000 GROWTH RUSSELL1000GRW	464287614     7393   127930  SH 	SOLE		    125255	  0     2675
LAS VEGAS SANDS		       COM	        517834107   515838 12072031  SH 	SOLE		   8305926	  0  3766105
MERCADOLIBRE		       ADR	        58733R102    84021  1056335  SH 	SOLE		    785035	  0   271300
MINDRAY MEDICAL INTL ADR       ADR	        602675100     2068    80650  SH 	SOLE		      2650	  0    78000
NATIONAL OILWELL VARCO	       COM	        637071101   578848  8513725  SH 	SOLE		   5893878	  0  2619847
NETFLIX INC	               COM	        64110L106   144142  2080269  SH 	SOLE		   1413998	  0   666271
NETSUITE INC	               COM	        64118Q107    14821   365500  SH 	SOLE		    272900	  0    92600
NEW ORIENTAL EDUCATION ADR     ADR		647581107    61667  2564125  SH 	SOLE		   1916125	  0   648000
NIKE			       COM		654106103   611315  6343414  SH 	SOLE		   4348152	  0  1995262
NUVASIVE		       COM		670704105     1830   145350  SH 	SOLE		      5350	  0   140000
NXSTAGE MEDICAL INC	       COM		67072V103     1372    77150  SH 	SOLE		      2550	  0    74600
OPENTABLE INC		       COM		68372A104    98382  2514222  SH 	SOLE		   1714622	  0   799600
PRAXAIR, INC.		       COM		74005P104   489067  4574991  SH 	SOLE		   3139507	  0  1435484
PRICELINE.COM INC	       COM		741503403   474247  1013977  SH 	SOLE		    686929	  0   327048
QUALCOMM		       COM		747525103   952100 17405858  SH 	SOLE		  11997268	  0  5408590
REGENERON PHARMACEUTICALS      COM		75886F107   153452  2768395  SH 	SOLE		   1852055	  0   916340
SALESFORCE.COM		       COM		79466L302   943562  9299842  SH 	SOLE		   6393099	  0  2906743
SCHLUMBERGER	               COM		806857108   623076  9121304  SH 	SOLE		   6304925	  0  2816379
SEATTLE GENETICS INC	       COM		812578102      686    41025  SH 	SOLE		      1325	  0    39700
SILICON GRAPHICS INTL CORP     COM		82706L108     8004   698405  SH 	SOLE		    523705	  0   174700
SOUTHWESTERN ENERGY COMPANY    COM		845467109   300015  9393067  SH 	SOLE		   6369407	  0  3023660
STARBUCKS		       COM		855244109   578166 12566098  SH 	SOLE		   8527444	  0  4038654
STERICYCLE		       COM		858912108     1806    23175  SH 	SOLE		       775	  0    22400
VARIAN MEDICAL SYSTEMS	       COM		92220P105     3803    56650  SH 	SOLE		      1850	  0    54800
VISA INC		       COM		92826C839  1408668 13874399  SH 	SOLE		   9524969	  0  4349430
VOLCANO CORP	 	       COM		928645100     1904    80050  SH 	SOLE		      2650	  0    77400
WW GRAINGER INC		       COM		384802104   487125  2602303  SH 	SOLE		   1767726	  0   834577










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